CASH AND CASH EQUIVALENTS (Narrative) (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
Disclosure Of Cash And Cash Equivalents [Line Items]
Redeemable guaranteed investment certificates	$ 9,807,282	$ 4,849,037
Minimum [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents interest rate	4.40%
Maximum [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents interest rate	5.70%